Note 10 - Capital Stock	12 Months Ended
Dec. 31, 2015
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
10.	Capital stock

The authorized capital stock of the Company is as follows:

An unlimited number of Preferred Shares;

An unlimited number of Subordinate Voting Shares having one vote per share; and

An unlimited number of Multiple Voting Shares having 20 votes per share, convertible at any time into Subordinate Voting Shares at a rate of one Subordinate Voting Share for each Multiple Voting Share outstanding.

The following table provides a summary of total capital stock issued and outstanding:

	Subordinate Voting Shares		Multiple Voting Shares		Total Common Shares
	Number	Amount	Number	Amount	Number	Amount

Balance, December 31, 2015	34,613,317	$135,698	1,325,694	$373	35,939,011	$136,071

Pursuant to a restated management services agreement with the Company effective as of the 1st day of June, 2015, the Company agreed that it will make payments to a company (“FC Co”) indirectly owned by its Founder and Chairman that are contingent upon an arm’s length sale of control of the Company or upon a distribution of the Company’s assets to its shareholders. The payment amounts will be determined with reference to the consideration per Subordinate Voting Share received or deemed received by shareholders upon an arm’s length sale or upon a distribution of assets. The right to receive the payments may be transferred to person(s) who are not at arm’s length to FC Co. The agreement provides for FC Co to receive the following two payments. The first payment is an amount equal to 5% of the product of: (i) the total number of Subordinate and Multiple Voting Shares outstanding on a fully diluted basis at the time of the sale or distribution; and (ii) the per share consideration received or deemed received by holders of Subordinate Voting Shares minus a base price of C$2.351. The second payment is an amount equal to 5% of the product of: (i) the total number of Subordinate and Multiple Voting Shares outstanding on a fully diluted basis at the time of the sale or distribution; and (ii) the per share consideration received or deemed received by holders of Subordinate Voting Shares minus a base price of C$4.578. Assuming an arm’s length sale of control of the Company took place on December 31, 2015, the aggregate amount required to be paid to FC Co, based on a market price of C$55.90 (being the closing price per Subordinate Voting Share on the Toronto Stock Exchange on December 31, 2015), would be $140,742.